INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2019
INTEREST IN JOINT VENTURES
INTEREST IN JOINT VENTURES

23.   INTEREST IN JOINT VENTURES

The Group’s principal interests in joint ventures which are incorporated companies are as follows:

				Percentage of
		Particulars of	Percentage of	equity held by		Principal
	Country of	issued and paid	equity held by	the Company’s		place of
Name of company	incorporation	up capital	the Company	subsidiaries	Principal activities	business
			%	%
Fujian Refining & Petrochemical Company Limited (“FREP”)	PRC	Registered capital RMB 14,758 million	—	50.00	Manufacturing refining oil products	PRC
BASF-YPC Company Limited (“BASF-YPC”)	PRC	Registered capital RMB 12,704 million	30.00	10.00	Manufacturing and distribution of petrochemical products	PRC
Taihu Limited (“Taihu”)	Cyprus	Registered capital USD 25,000	—	49.00	Crude oil and natural gas extraction	Russia
Yanbu Aramco Sinopec Refining Company Ltd. (“YASREF”)	Saudi Arabia	Registered capital USD 1,560 million	—	37.50	Petroleum refining and processing business	Saudi Arabia
Sinopec SABIC Tianjin Petrochemical Company Limited ("Sinopec SABIC Tianjin")	PRC	Registered capital RMB 9,796 million	—	50.00	Manufacturing and distribution of petrochemical products	PRC

Summarized balance sheet and reconciliation to their carrying amounts in respect of the Group’s principal joint ventures:

									Sinopec SABIC
	FREP		BASF-YPC		Taihu		YASREF		Tianjin
	December 31,		December 31,		December 31,		December 31,		December 31,
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets
Cash and cash equivalents	7,388	5,603	1,582	1,154	3,406	4,485	930	733	5,110	3,242
Other current assets	9,248	11,977	5,795	4,937	3,689	2,336	10,267	11,311	4,007	4,501
Total current assets	16,636	17,580	7,377	6,091	7,095	6,821	11,197	12,044	9,117	7,743
Non-current assets	19,271	17,267	11,086	10,498	9,216	10,453	51,873	50,548	13,990	14,878
Current liabilities
Current financial liabilities	(1,200)	(1,280)	(725)	(237)	(59)	(57)	(4,806)	(7,445)	(500)	(500)
Other current liabilities	(4,939)	(7,090)	(1,822)	(1,808)	(2,124)	(1,815)	(12,217)	(12,504)	(2,507)	(2,896)
Total current liabilities	(6,139)	(8,370)	(2,547)	(2,045)	(2,183)	(1,872)	(17,023)	(19,949)	(3,007)	(3,396)
Non-current liabilities
Non-current financial liabilities	(12,454)	(11,185)	(218)	—	(72)	(125)	(32,364)	(29,445)	(3,651)	(4,592)
Other non-current liabilities	(279)	(290)	(17)	(35)	(2,271)	(1,984)	(937)	(1,963)	(331)	(368)
Total non-current liabilities	(12,733)	(11,475)	(235)	(35)	(2,343)	(2,109)	(33,301)	(31,408)	(3,982)	(4,960)
Net assets	17,035	15,002	15,681	14,509	11,785	13,293	12,746	11,235	16,118	14,265
Net assets attributable to owners of the company	17,035	15,002	15,681	14,509	11,373	12,829	12,746	11,235	16,118	14,265
Net assets attributable to non-controlling interests	—	—	—	—	412	464	—	—	—	—
Share of net assets from joint ventures	8,518	7,501	6,272	5,804	5,573	6,286	4,780	4,213	8,059	7,133
Carrying Amounts	8,518	7,501	6,272	5,804	5,573	6,286	4,780	4,213	8,059	7,133

Summarized statement of comprehensive income

														Sinopec SABIC
	FREP			BASF-YPC				Taihu			YASREF			Tianjin
Year ended December 31,	2017	2018	2019	2017	2018	2019		2017	2018	2019	2017	2018	2019	2017	2018	2019
		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	49,356	52,469	57,047	21,020	21,574	19,590		12,520	14,944	15,222	61,587	77,561	75,940	22,286	23,501	20,541
Depreciation, depletion and amortization	(16)	(2,250)	(2,541)	(1,793)	(1,521)	(1,474)		(715)	(664)	(629)	(2,763)	(2,823)	(3,048)	(36)	(1,104)	(1,094)
Interest income	208	157	124	36	41	32		142	141	94	45	101	58	104	169	171
Interest expense	(857)	(647)	(597)	(71)	(43)	(26)		(142)	(151)	(265)	(1,382)	(1,382)	(1,470)	(223)	(167)	(134)
Earning/(loss) before income tax	6,977	3,920	964	4,565	3,625	2,314		1,697	3,493	3,320	548	(1,569)	(1,292)	5,113	3,916	2,178
Tax expense	(1,699)	(935)	(197)	(1,151)	(897)	(579)		(553)	(729)	(708)	57	(249)	(8)	(1,279)	(993)	(533)
Net income/(loss) for the year	5,278	2,985	767	3,414	2,728	1,735		1,144	2,764	2,612	605	(1,818)	(1,300)	3,834	2,923	1,645
Other comprehensive income/(loss)	—	—	—	—	—	—		25	921	(1,105)	(554)	1,059	(261)	—	—	—
Total comprehensive income/(loss)	5,278	2,985	767	3,414	2,728	1,735		1,169	3,685	1,507	51	(759)	(1,561)	3,834	2,923	1,645
Dividends declared by joint ventures	1,250	1,200	1,400	1,109	1,226	1,224		-	—	—	—	—	—	1,375	—	1,750
Share of net income/(loss) from joint ventures	2,639	1,493	384	1,366	1,091	694		541	1,307	1,235	227	(682)	(488)	1,917	1,462	823
Share of other comprehensive income/(loss) from joint ventures (i)	—	—	—	—	—	—		12	435	(522)	(208)	397	(98)	—	—	—

The share of net income for the years ended December 31, 2017, 2018 and 2019 in all individually immaterial joint ventures accounted for using equity method in aggregate were RMB 3,925, RMB 2,052 and RMB 1,737, respectively.

The share of other comprehensive income/(loss) for the years ended December 31, 2017, 2018 and 2019 in all individually immaterial joint ventures accounted for using equity method in aggregate were a gain of RMB 994, a loss of RMB 839 and a loss of  RMB 168, respectively.

The carrying amount as of December 31, 2018 and 2019 of all individually immaterial joint ventures accounted for using equity method in aggregate were RMB  22,982 and RMB 25,530, respectively.

Note:

(i)	Including foreign currency translation differences.